Income Tax (Details) - Schedule of income tax expense - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of income tax expense [Abstract]
Current income tax expense	¥ 375	¥ 6,734
Deferred income tax benefit	2,892	(6,426)
Total	¥ 3,267	¥ 308